Investments Accounted For Using the Equity Method - Summary of Financial Information from Financial Statements of Investments in Associates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Significant Investments In Associates [Line Items]
Current Assets	$ 6,179,256	$ 6,581,254
Non-current Assets	20,754,302	23,195,130
Current Liabilities	7,277,222	6,735,932
Non-Current Liabilities	9,322,673	10,794,266
Revenues	11,238,976	13,053,376	$ 11,924,761
Gains (losses)	1,181,252	2,169,763	1,667,058
Other comprehensive income (loss)	(2,572,902)	(1,142,907)	(1,694,808)
Comprehensive Income	$ (1,391,650)	$ 1,026,856	$ (27,750)
Yacylec S.A. [Member]
Disclosure Of Significant Investments In Associates [Line Items]
Ownership Interest Direct / Indirect	33.33%	33.33%
Current Assets	$ 3,975	$ 4,831
Non-current Assets	1,314	1,323
Current Liabilities	866	932
Non-Current Liabilities	1,437	1,562
Revenues	3,388	3,085
Expenses	(1,963)	(4,155)
Gains (losses)	1,425	(1,070)
Other comprehensive income (loss)	(755)	(1,585)
Comprehensive Income	$ 670	$ (2,655)